John Hancock

Multi-Index Preservation Portfolios

Quarterly portfolio holdings 5/31/19

Portfolios’ investments

MULTI-INDEX 2060 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.2%
Equity - 70.2%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,408,866	$57,928,958
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $65,600,889)		$57,928,958
UNAFFILIATED INVESTMENT COMPANIES - 28.7%
Exchange-traded funds - 28.7%
Financial Select Sector SPDR Fund	22,481	584,731
Invesco Senior Loan ETF (C)	73,059	1,654,056
iShares Edge MSCI Min Vol USA ETF	35,886	2,121,221
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,521	425,442
SPDR Bloomberg Barclays High Yield Bond ETF (C)	21,292	2,260,146
Vanguard Dividend Appreciation ETF	12,805	1,388,702
Vanguard Energy ETF	6,600	519,882
Vanguard FTSE Emerging Markets ETF	53,042	2,155,627
Vanguard Health Care ETF	4,324	706,282
Vanguard Information Technology ETF	5,910	1,149,259
Vanguard Intermediate-Term Corporate Bond ETF	20,744	1,826,924
Vanguard Materials ETF	1,511	174,007
Vanguard Real Estate ETF	6,067	527,162
Vanguard Total Bond Market ETF	72,046	5,925,063
Xtrackers USD High Yield Corporate Bond ETF	46,175	2,260,728
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,008,019)		$23,679,232
SECURITIES LENDING COLLATERAL - 4.8%
John Hancock Collateral Trust, 2.3405% (D)(E)	396,575	3,968,529
TOTAL SECURITIES LENDING COLLATERAL (Cost $3,968,460)		$3,968,529
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government - 0.8%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	646,000	645,884
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	235,472	235,472
TOTAL SHORT-TERM INVESTMENTS (Cost $881,256)		$881,356
Total investments (Cost $93,458,624) - 104.8%		$86,458,075
Other assets and liabilities, net - (4.8%)		(3,980,752)
TOTAL NET ASSETS - 100.0%		$82,477,323

MULTI-INDEX 2055 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 69.8%
Equity - 69.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,672,580	$178,563,329

MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $202,042,991)		$178,563,329
UNAFFILIATED INVESTMENT COMPANIES - 29.2%
Exchange-traded funds - 29.2%
Financial Select Sector SPDR Fund	69,539	$1,808,709
Invesco Senior Loan ETF (C)	232,030	5,253,159
iShares Edge MSCI Min Vol USA ETF	113,567	6,712,945
iShares iBoxx $ Investment Grade Corporate Bond ETF (C)	11,164	1,348,946
SPDR Bloomberg Barclays High Yield Bond ETF (C)	67,484	7,163,427
Vanguard Dividend Appreciation ETF	40,077	4,346,351
Vanguard Energy ETF	20,418	1,608,326
Vanguard FTSE Emerging Markets ETF	164,861	6,699,951
Vanguard Health Care ETF	13,394	2,187,776
Vanguard Information Technology ETF	18,370	3,572,230
Vanguard Intermediate-Term Corporate Bond ETF	65,737	5,789,458
Vanguard Materials ETF	4,676	538,488
Vanguard Real Estate ETF	19,063	1,656,385
Vanguard Total Bond Market ETF	228,431	18,786,165
Xtrackers USD High Yield Corporate Bond ETF	146,573	7,176,214
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,336,866)		$74,648,530
SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 2.3405% (D)(E)	1,395,945	13,969,221
TOTAL SECURITIES LENDING COLLATERAL (Cost $13,968,969)		$13,969,221
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.9%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	2,198,000	2,197,606
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	386,504	386,504
TOTAL SHORT-TERM INVESTMENTS (Cost $2,583,770)		$2,584,110
Total investments (Cost $287,932,596) - 105.5%		$269,765,190
Other assets and liabilities, net - (5.5%)		(14,054,032)
TOTAL NET ASSETS - 100.0%		$255,711,158

MULTI-INDEX 2050 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.0%
Equity - 70.0%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	38,337,698	$410,596,746
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $435,043,230)		$410,596,746
UNAFFILIATED INVESTMENT COMPANIES - 29.2%
Exchange-traded funds - 29.2%
Financial Select Sector SPDR Fund	160,045	4,162,770

2 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Invesco Senior Loan ETF (C)	532,842	$12,063,543
iShares Edge MSCI Min Vol USA ETF	258,748	15,294,594
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,468	3,077,298
SPDR Bloomberg Barclays High Yield Bond ETF (C)	155,617	16,518,745
Vanguard Dividend Appreciation ETF	92,270	10,006,682
Vanguard Energy ETF	46,958	3,698,882
Vanguard FTSE Emerging Markets ETF	379,304	15,414,915
Vanguard Health Care ETF	31,066	5,074,320
Vanguard Information Technology ETF	42,261	8,218,074
Vanguard Intermediate-Term Corporate Bond ETF	150,129	13,221,861
Vanguard Materials ETF	10,756	1,238,661
Vanguard Real Estate ETF	43,955	3,819,251
Vanguard Total Bond Market ETF	521,458	42,884,706
Xtrackers USD High Yield Corporate Bond ETF	337,991	16,548,039
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $154,566,805)		$171,242,341
SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 2.3405% (D)(E)	2,904,528	29,065,608
TOTAL SECURITIES LENDING COLLATERAL (Cost $29,062,108)		$29,065,608
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.9%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	5,139,000	5,138,078
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	701,501	701,501
TOTAL SHORT-TERM INVESTMENTS (Cost $5,838,786)		$5,839,579
Total investments (Cost $624,510,929) - 105.1%		$616,744,274
Other assets and liabilities, net - (5.1%)		(30,015,136)
TOTAL NET ASSETS - 100.0%		$586,729,138

MULTI-INDEX 2045 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 68.8%
Equity - 68.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	47,733,350	$511,224,183
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $530,780,021)		$511,224,183
UNAFFILIATED INVESTMENT COMPANIES - 30.5%
Exchange-traded funds - 30.5%
Financial Select Sector SPDR Fund	199,392	5,186,186
Invesco Senior Loan ETF (C)	723,065	16,370,192
iShares Edge MSCI Min Vol USA ETF	319,178	18,866,612
iShares iBoxx $ Investment Grade Corporate Bond ETF (C)	51,937	6,275,548

MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays High Yield Bond ETF (C)	211,917	$22,494,990
SPDR Portfolio Short Term Corporate Bond ETF	135,210	4,144,187
Vanguard Dividend Appreciation ETF	114,727	12,442,143
Vanguard Energy ETF	58,455	4,604,500
Vanguard FTSE Emerging Markets ETF	469,995	19,100,597
Vanguard Health Care ETF	38,321	6,259,352
Vanguard Information Technology ETF	52,762	10,260,099
Vanguard Intermediate-Term Bond ETF	64,195	5,482,253
Vanguard Intermediate-Term Corporate Bond ETF	194,280	17,110,240
Vanguard Materials ETF	13,398	1,542,914
Vanguard Real Estate ETF	54,087	4,699,616
Vanguard Total Bond Market ETF	597,269	49,119,403
Xtrackers USD High Yield Corporate Bond ETF	459,731	22,508,430
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $201,165,483)		$226,467,262
SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral Trust, 2.3405% (D)(E)	4,579,918	45,831,238
TOTAL SECURITIES LENDING COLLATERAL (Cost $45,830,853)		$45,831,238
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government - 0.7%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	5,366,000	5,365,037
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	898,615	898,615
TOTAL SHORT-TERM INVESTMENTS (Cost $6,262,824)		$6,263,652
Total investments (Cost $784,039,181) - 106.3%		$789,786,335
Other assets and liabilities, net - (6.3%)		(46,998,073)
TOTAL NET ASSETS - 100.0%		$742,788,262

MULTI-INDEX 2040 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 64.6%
Equity - 64.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	55,381,713	$593,138,141
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $606,615,859)		$593,138,141
UNAFFILIATED INVESTMENT COMPANIES - 34.6%
Exchange-traded funds - 34.6%
Financial Select Sector SPDR Fund	232,721	6,053,073
Invesco Senior Loan ETF (C)	968,606	21,929,240
iShares Edge MSCI Min Vol USA ETF	370,994	21,929,455
iShares iBoxx $ Investment Grade Corporate Bond ETF (C)	78,977	9,542,791
SPDR Bloomberg Barclays High Yield Bond ETF (C)	242,967	25,790,947

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
SPDR Portfolio Short Term Corporate Bond ETF	492,484	$15,094,635
Vanguard Dividend Appreciation ETF	133,508	14,478,943
Vanguard Energy ETF	67,437	5,312,012
Vanguard FTSE Emerging Markets ETF	584,408	23,750,341
Vanguard Health Care ETF	44,542	7,275,490
Vanguard Information Technology ETF	61,339	11,927,982
Vanguard Intermediate-Term Bond ETF (C)	257,631	22,001,687
Vanguard Intermediate-Term Corporate Bond ETF	262,129	23,085,701
Vanguard Materials ETF	15,703	1,808,357
Vanguard Real Estate ETF	62,990	5,473,202
Vanguard Total Bond Market ETF	921,860	75,813,766
Xtrackers USD High Yield Corporate Bond ETF	527,159	25,809,705
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $286,268,813)		$317,077,327
SECURITIES LENDING COLLATERAL - 8.7%
John Hancock Collateral Trust, 2.3405% (D)(E)	7,937,705	79,432,616
TOTAL SECURITIES LENDING COLLATERAL (Cost $79,428,178)		$79,432,616
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government - 0.7%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	6,533,000	6,531,828
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	807,238	807,238
TOTAL SHORT-TERM INVESTMENTS (Cost $7,338,058)		$7,339,066
Total investments (Cost $979,650,908) - 108.7%		$996,987,150
Other assets and liabilities, net - (8.7%)		(79,687,011)
TOTAL NET ASSETS - 100.0%		$917,300,139

MULTI-INDEX 2035 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.1%
Equity - 57.1%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	62,076,841	$664,842,964
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $662,324,632)		$664,842,964
UNAFFILIATED INVESTMENT COMPANIES - 41.4%
Exchange-traded funds - 41.4%
Financial Select Sector SPDR Fund	258,281	6,717,889
Invesco Senior Loan ETF (C)	1,292,174	29,254,819
iShares Edge MSCI Min Vol USA ETF	413,135	24,420,410
iShares iBoxx $ Investment Grade Corporate Bond ETF	129,795	15,683,130
SPDR Bloomberg Barclays High Yield Bond ETF (C)	289,030	30,680,535
SPDR Portfolio Short Term Corporate Bond ETF	1,548,522	47,462,199

MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	148,063	$16,057,432
Vanguard Energy ETF	75,600	5,955,012
Vanguard FTSE Emerging Markets ETF	657,775	26,731,976
Vanguard Health Care ETF	49,687	8,115,875
Vanguard Information Technology ETF	68,334	13,288,230
Vanguard Intermediate-Term Bond ETF	449,667	38,401,562
Vanguard Intermediate-Term Corporate Bond ETF	701,304	61,763,843
Vanguard Materials ETF	17,337	1,996,529
Vanguard Real Estate ETF	69,764	6,061,794
Vanguard Short-Term Corporate Bond ETF	51,135	4,096,936
Vanguard Total Bond Market ETF	1,396,648	114,860,332
Xtrackers USD High Yield Corporate Bond ETF	625,942	30,646,120
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $446,221,507)		$482,194,623
SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral Trust, 2.3405% (D)(E)	6,082,788	60,870,456
TOTAL SECURITIES LENDING COLLATERAL (Cost $60,859,620)		$60,870,456
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government - 1.4%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	16,053,000	16,050,120
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,591,114	1,591,114
TOTAL SHORT-TERM INVESTMENTS (Cost $17,638,756)		$17,641,234
Total investments (Cost $1,187,044,515) - 105.3%		$1,225,549,277
Other assets and liabilities, net - (5.3%)		(61,245,017)
TOTAL NET ASSETS - 100.0%		$1,164,304,260

MULTI-INDEX 2030 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.7%
Equity - 43.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	54,696,777	$585,802,483
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $563,432,760)		$585,802,483
UNAFFILIATED INVESTMENT COMPANIES - 54.8%
Exchange-traded funds - 54.8%
Financial Select Sector SPDR Fund	222,876	5,797,005
Invesco Senior Loan ETF (C)	1,553,831	35,178,734
iShares Edge MSCI Min Vol USA ETF	401,433	23,728,705
iShares iBoxx $ Investment Grade Corporate Bond ETF	253,773	30,663,392
SPDR Bloomberg Barclays High Yield Bond ETF (C)	306,307	32,514,488
SPDR Portfolio Short Term Corporate Bond ETF	1,564,080	47,939,052

4 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
Vanguard Dividend Appreciation ETF	144,079	$15,625,368
Vanguard Energy ETF	65,324	5,145,571
Vanguard FTSE Emerging Markets ETF	701,065	28,491,282
Vanguard Health Care ETF	42,675	6,970,535
Vanguard Information Technology ETF	58,795	11,433,276
Vanguard Intermediate-Term Bond ETF	890,002	76,006,171
Vanguard Intermediate-Term Corporate Bond ETF	1,078,091	94,947,474
Vanguard Materials ETF	14,961	1,722,909
Vanguard Real Estate ETF	59,926	5,206,970
Vanguard Short-Term Bond ETF	673,044	53,931,016
Vanguard Short-Term Corporate Bond ETF	598,952	47,988,034
Vanguard Total Bond Market ETF	2,191,094	180,195,568
Xtrackers USD High Yield Corporate Bond ETF	665,164	32,566,429
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $697,562,388)		$736,051,979
SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral Trust, 2.3405% (D)(E)	6,874,221	68,790,333
TOTAL SECURITIES LENDING COLLATERAL (Cost $68,777,396)		$68,790,333
SHORT-TERM INVESTMENTS - 1.4%
U.S. Government - 1.4%
U.S. Treasury Bill, 2.377%, 06/06/2019 *	19,429,000	19,425,515
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	2,662	2,662
TOTAL SHORT-TERM INVESTMENTS (Cost $19,425,178)		$19,428,177
Total investments (Cost $1,349,197,722) - 105.0%		$1,410,072,972
Other assets and liabilities, net - (5.0%)		(67,768,138)
TOTAL NET ASSETS - 100.0%		$1,342,304,834

MULTI-INDEX 2025 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.9%
Equity - 26.9%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,242,257	$334,604,578
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $309,555,516)		$334,604,578
UNAFFILIATED INVESTMENT COMPANIES - 70.8%
Exchange-traded funds - 70.8%
Financial Select Sector SPDR Fund	134,641	3,502,012
Invesco Senior Loan ETF (C)	1,339,507	30,326,438
iShares Edge MSCI Min Vol USA ETF	280,951	16,607,014
iShares iBoxx $ Investment Grade Corporate Bond ETF	295,357	35,687,986
SPDR Bloomberg Barclays High Yield Bond ETF (C)	228,316	24,235,743

MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
SPDR Portfolio Short Term Corporate Bond ETF	2,217,016	$67,951,540
Vanguard Dividend Appreciation ETF	100,983	10,951,606
Vanguard Energy ETF	38,965	3,069,273
Vanguard FTSE Emerging Markets ETF	402,708	16,366,053
Vanguard Health Care ETF	25,921	4,233,936
Vanguard Information Technology ETF	35,374	6,878,828
Vanguard Intermediate-Term Bond ETF	855,352	73,047,061
Vanguard Intermediate-Term Corporate Bond ETF	1,699,092	149,639,032
Vanguard Materials ETF	9,071	1,044,616
Vanguard Real Estate ETF	36,465	3,168,444
Vanguard Short-Term Bond ETF (C)	1,269,802	101,749,234
Vanguard Short-Term Corporate Bond ETF	848,944	68,017,393
Vanguard Total Bond Market ETF	2,934,123	241,302,278
Xtrackers USD High Yield Corporate Bond ETF	495,003	24,235,347
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $851,459,100)		$882,013,834
SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral Trust, 2.3405% (D)(E)	6,732,451	67,371,640
TOTAL SECURITIES LENDING COLLATERAL (Cost $67,367,524)		$67,371,640
SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 2.2%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	27,467,000	27,462,073
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	1,232	1,232
TOTAL SHORT-TERM INVESTMENTS (Cost $27,459,065)		$27,463,305
Total investments (Cost $1,255,841,205) - 105.3%		$1,311,453,357
Other assets and liabilities, net - (5.3%)		(66,583,711)
TOTAL NET ASSETS - 100.0%		$1,244,869,646

MULTI-INDEX 2020 PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 10.5%
Equity - 10.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,306,123	$67,538,577
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $61,899,671)		$67,538,577
UNAFFILIATED INVESTMENT COMPANIES - 87.4%
Exchange-traded funds - 87.4%
Financial Select Sector SPDR Fund	24,846	646,244
Invesco Senior Loan ETF (C)	662,254	14,993,431
iShares Edge MSCI Min Vol USA ETF	68,318	4,038,277
iShares iBoxx $ Investment Grade Corporate
Bond ETF	185,397	22,401,520
iShares TIPS Bond ETF	37,599	4,334,037

SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS 5

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays High Yield Bond ETF (C)	105,891	$11,240,330
SPDR Portfolio Short Term Corporate Bond ETF	1,773,929	54,370,924
Vanguard Dividend Appreciation ETF	24,484	2,655,290
Vanguard Energy ETF	7,294	574,548
Vanguard FTSE Emerging Markets ETF	82,784	3,364,342
Vanguard Health Care ETF	4,756	776,845
Vanguard Information Technology ETF	6,577	1,278,963
Vanguard Intermediate-Term Bond ETF (C)	608,075	51,929,605
Vanguard Intermediate-Term Corporate Bond ETF	911,941	80,314,644
Vanguard Materials ETF	1,672	192,548
Vanguard Real Estate ETF	6,728	584,596
Vanguard Short-Term Bond ETF	910,395	72,949,951
Vanguard Short-Term Corporate Bond ETF	785,470	62,931,856
Vanguard Short-Term Inflation-Protected
Securities ETF	87,530	4,304,725
Vanguard Total Bond Market ETF	1,958,441	161,062,186
Xtrackers USD High Yield Corporate Bond ETF	229,377	11,230,298
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $553,816,432)		$566,175,160
SECURITIES LENDING COLLATERAL -5.5%
John Hancock Collateral Trust, 2.3405% (D)(E)	3,549,346	35,518,305
TOTAL SECURITIES LENDING COLLATERAL (Cost $35,518,025)		$35,518,305
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	13,198,000	13,195,633
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	2,870	2,870
TOTAL SHORT-TERM INVESTMENTS (Cost $13,196,465)		$13,198,503
Total investments (Cost $664,430,593) - 105.4%		$682,430,545
Other assets and liabilities, net - (5.4%)		(34,708,216)
TOTAL NET ASSETS - 100.0%		$647,722,329

MULTI-INDEX INCOME PRESERVATION PORTFOLIO
As of 5-31-19 (unaudited)
	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 4.6%
Equity - 4.6%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,560,542	$16,713,401
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $15,191,296)		$16,713,401
UNAFFILIATED INVESTMENT COMPANIES - 93.3%
Exchange-traded funds - 93.3%
Financial Select Sector SPDR Fund	17,117	445,213
Invesco Senior Loan ETF (C)	329,520	7,460,333

MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)
	Shares or
	Principal
	Amount	Value
Exchange-traded funds - (continued)
iShares Edge MSCI Min Vol USA ETF	204,897	$12,111,462
iShares iBoxx $ Investment Grade Corporate Bond ETF (C)	78,073	9,433,561
iShares TIPS Bond ETF	41,077	4,734,946
SPDR Bloomberg Barclays High Yield Bond ETF (C)	52,611	5,584,658
SPDR Portfolio Short Term Corporate Bond ETF	2,029,917	62,216,956
Vanguard Dividend Appreciation ETF	48,504	5,260,259
Vanguard Energy ETF	3,532	278,216
Vanguard FTSE Emerging Markets ETF	15,919	646,948
Vanguard Health Care ETF	1,743	284,702
Vanguard Information Technology ETF	2,472	480,705
Vanguard Intermediate-Term Corporate Bond ETF	128,627	11,328,180
Vanguard Short-Term Bond ETF	800,565	64,149,273
Vanguard Short-Term Corporate Bond ETF	776,639	62,224,317
Vanguard Short-Term Inflation-Protected Securities ETF	95,976	4,720,100
Vanguard Total Bond Market ETF	1,057,467	86,966,082
Xtrackers USD High Yield Corporate Bond ETF	114,175	5,590,008
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $333,135,468)		$343,915,919
SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral Trust, 2.3405% (D)(E)	2,274,416	22,760,086
TOTAL SECURITIES LENDING COLLATERAL (Cost $22,759,839)		$22,760,086
SHORT-TERM INVESTMENTS - 2.0%
U.S. Government - 2.0%
U.S. Treasury Bill, 2.403%, 06/06/2019 *	7,623,000	7,621,633
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3150% (D)	977	977
TOTAL SHORT-TERM INVESTMENTS (Cost $7,621,433)		$7,622,610
Total investments (Cost $378,708,036) - 106.1%		$391,012,016
Other assets and liabilities, net - (6.1%)		(22,434,074)
TOTAL NET ASSETS - 100.0%		$368,577,942

Percentages are based upon net assets.

Security Abbreviations and Legend

JHF	II John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19.
(D)	The rate shown is the annualized seven-day yield as of 5-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

6 JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the portfolios in affiliated underlying funds, including John Hancock Collateral Trust, and other open-end management investment companies are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2019 by major security category or type:

MULTI-INDEX 2060 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$57,928,958	$57,928,958	—	—
Unaffiliated investment companies	23,679,232	23,679,232	—	—
Securities lending collateral	3,968,529	3,968,529	—	—
Short-term investments	881,356	235,472	$645,884	—
Total investments in securities	$86,458,075	$85,812,191	$645,884	—

MULTI-INDEX 2055 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$178,563,329	$178,563,329	—	—
Unaffiliated investment companies	74,648,530	74,648,530	—	—
Securities lending collateral	13,969,221	13,969,221	—	—
Short-term investments	2,584,110	386,504	$2,197,606	—
Total investments in securities	$269,765,190	$267,567,584	$2,197,606	—

MULTI-INDEX 2050 PRESERVATION PORTFOLIO

			Level 2	Level 3
	Total value at 5-31-19	Level 1 quoted price	significant observable inputs	significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$410,596,746	$410,596,746	—	—
Unaffiliated investment companies	171,242,341	171,242,341	—	—
Securities lending collateral	29,065,608	29,065,608	—	—
Short-term investments	5,839,579	701,501	$5,138,078	—
Total investments in securities	$616,744,274	$611,606,196	$5,138,078	—

7

MULTI-INDEX 2045 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$511,224,183	$511,224,183	—	—
Unaffiliated investment companies	226,467,262	226,467,262	—	—
Securities lending collateral	45,831,238	45,831,238	—	—
Short-term investments	6,263,652	898,615	$5,365,037	—
Total investments in securities	$789,786,335	$784,421,298	$5,365,037	—

MULTI-INDEX 2040 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$593,138,141	$593,138,141	—	—
Unaffiliated investment companies	317,077,327	317,077,327	—	—
Securities lending collateral	79,432,616	79,432,616	—	—
Short-term investments	7,339,066	807,238	$6,531,828	—
Total investments in securities	$996,987,150	$990,455,322	$6,531,828	—

MULTI-INDEX 2035 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$664,842,964	$664,842,964	—	—
Unaffiliated investment companies	482,194,623	482,194,623	—	—
Securities lending collateral	60,870,456	60,870,456	—	—
Short-term investments	17,641,234	1,591,114	$16,050,120	—
Total investments in securities	$1,225,549,277	$1,209,499,157	$16,050,120	—

MULTI-INDEX 2030 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$585,802,483	$585,802,483	—	—
Unaffiliated investment companies	736,051,979	736,051,979	—	—
Securities lending collateral	68,790,333	68,790,333	—	—
Short-term investments	19,428,177	2,662	$19,425,515	—
Total investments in securities	$1,410,072,972	$1,390,647,457	$19,425,515	—

MULTI-INDEX 2025 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$334,604,578	$334,604,578	—	—
Unaffiliated investment companies	882,013,834	882,013,834	—	—
Securities lending collateral	67,371,640	67,371,640	—	—
Short-term investments	27,463,305	1,232	$27,462,073	—
Total investments in securities	$1,311,453,357	$1,283,991,284	$27,462,073	—

8

MULTI-INDEX 2020 PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$67,538,577	$67,538,577	—	—
Unaffiliated investment companies	566,175,160	566,175,160	—	—
Securities lending collateral	35,518,305	35,518,305	—	—
Short-term investments	13,198,503	2,870	$13,195,633	—
Total investments in securities	$682,430,545	$669,234,912	$13,195,633	—

MULTI-INDEX INCOME PRESERVATION PORTFOLIO

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$16,713,401	$16,713,401	—	—
Unaffiliated investment companies	343,915,919	343,915,919	—	—
Securities lending collateral	22,760,086	22,760,086	—	—
Short-term investments	7,622,610	977	$7,621,633	—
Total investments in securities	$391,012,016	$383,390,383	$7,621,633	—

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the portfolios from its investments in affiliated underlying funds is as follows:

					Dividends and distributions			Change in unrealized appreciation (depreciation)
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)		Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	176,786	1,749,459	(1,529,670)	396,575	—	—	$334	$69	$3,968,529
Short Term Government Income	55,733	20,047	(75,780)	—	$5,879	—	(1,454)	5,393	—
Strategic Equity Allocation	3,109,157	2,525,347	(225,638)	5,408,866	856,144	$5,833,124	(972,487)	(8,230,979)	57,928,958

					$862,023	$5,833,124	($973,607)	($8,225,517)	$61,897,487

Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	733,698	12,524,309	(11,862,062)	1,395,945	—	—	$1,900	($353)	$13,969,221
Short Term Government Income	236,791	36,332	(273,123)	—	$22,746	—	(38,603)	51,184	—
Strategic Equity Allocation	13,204,854	4,287,526	(819,800)	16,672,580	3,145,390	$21,430,345	(2,609,513)	(31,742,455)	178,563,329

					$3,168,136	$21,430,345	($2,646,216)	($31,691,624)	$192,532,550

Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	3,134,704	13,569,999	(13,800,175)	2,904,528	—	—	$6,356	($1,232)	$29,065,608
Short Term Government Income	573,330	71,541	(644,871)	—	$54,353	—	(145,569)	174,819	—
Strategic Equity Allocation	32,003,493	8,987,313	(2,653,108)	38,337,698	7,507,741	$51,152,155	(6,200,356)	(76,213,737)	410,596,746

					$7,562,094	$51,152,155	($6,339,569)	($76,040,150)	$439,662,354

9

					Dividends and distributions			Change in unrealized appreciation (depreciation)
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)		Ending value
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	4,157,668	24,812,983	(24,390,733)	4,579,918	—	—	$7,098	($4,017)	$45,831,238
Short Term Government Income	591,887	63,503	(655,390)	—	$56,103	—	(147,693)	177,630	—
Strategic Equity Allocation	41,167,343	10,040,322	(3,474,315)	47,733,350	9,534,977	$64,964,234	(7,234,116)	(97,672,025)	511,224,183

					$9,591,080	$64,964,234	($7,374,711)	($97,498,412)	$557,055,421

Multi-Index 2040 Preservation Portfolio
John Hancock Collateral Trust	4,642,521	39,444,770	(36,149,586)	7,937,705	—	—	$8,901	($1,727)	$79,432,616
Short Term Government Income	685,818	97,114	(782,932)	—	$66,779	—	(177,745)	214,103	—
Strategic Equity Allocation	48,862,486	11,444,546	(4,925,319)	55,381,713	11,094,627	$75,590,530	(7,961,718)	(114,710,874)	593,138,141

					$11,161,406	$75,590,530	($8,130,562)	($114,498,498)	$672,570,757

Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	6,273,819	32,578,800	(32,769,831)	6,082,788	—	—	$10,330	$4,771	$60,870,456
Short Term Government Income	1,691,817	215,209	(1,907,026)	—	$164,820	—	(512,464)	602,771	—
Strategic Equity Allocation	55,846,781	13,319,606	(7,089,546)	62,076,841	12,584,097	$85,738,668	(10,235,304)	(128,919,438)	664,842,964

					$12,748,917	$85,738,668	($10,737,438)	($128,311,896)	$725,713,420

Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	6,210,874	55,174,995	(54,511,648)	6,874,221	—	—	$20,422	($1,775)	$68,790,333
Short Term Government Income	2,000,410	282,161	(2,282,571)	—	$196,326	—	(671,209)	783,251	—
Strategic Equity Allocation	50,503,748	13,447,767	(9,254,738)	54,696,777	11,171,412	$76,113,684	(9,202,434)	(115,401,252)	585,802,483

					$11,367,738	$76,113,684	($9,853,221)	($114,619,776)	$654,592,816

Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	4,942,688	96,918,604	(95,128,841)	6,732,451	—	—	$13,192	($7,273)	$67,371,640
Short Term Government Income	2,952,222	265,302	(3,217,524)	—	$287,419	—	(1,107,143)	1,267,558	—
Strategic Equity Allocation	31,296,417	8,831,688	(8,885,848)	31,242,257	6,632,834	$45,191,192	3,538,594	(78,798,751)	334,604,578

					$6,920,253	$45,191,192	$2,444,643	($77,538,466)	$401,976,218

Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust	3,170,548	59,648,499	(59,269,701)	3,549,346	—	—	$17,219	($295)	$35,518,305
Short Term Government Income	1,492,753	73,502	(1,566,255)	—	$142,997	—	(568,334)	646,120	—
Strategic Equity Allocation	7,104,432	2,463,090	(3,261,399)	6,306,123	1,404,858	$9,571,655	3,383,003	(19,791,430)	67,538,577

					$1,547,855	$9,571,655	$2,831,888	($19,145,605)	$103,056,882

Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	978,579	24,223,588	(22,927,751)	2,274,416	—	—	$6,147	$72	$22,760,086
Short Term Government Income	881,374	43,135	(924,509)	—	$83,680	—	264,360	301,559	—
Strategic Equity Allocation	1,525,101	704,763	(669,322)	1,560,542	334,805	$2,281,113	408,465	(4,107,554)	16,713,401

					$418,485	$2,281,113	$678,972	($3,805,923)	$39,473,487

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

RCPQ3 05/19
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios.	7/19